Income tax benefits	12 Months Ended
Dec. 31, 2021
Income tax benefits
Income tax benefits

10   Income tax benefits

The income tax benefits of the Group for the years ended December 31, 2019, 2020 and 2021 are analyzed are follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax	(5,157)	(16,856)	(16,780)
Deferred income tax	80,081	153,987	128,875
Income tax benefit	74,924	137,131	112,095

10   Income tax benefit (Continued)

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate applicable to loss of the consolidated entities as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,762,436	1,551,254	1,442,608
Tax calculated at PRC statutory income tax rate of 25%	440,559	387,814	360,652
Differential of income tax rates applicable to subsidiaries	(120,179)	(145,000)	(161,199)
Expense not deductible for tax purposes	(53,578)	(35,455)	(10,169)
Incomes not subject to tax	9,022	6,899	1,732
Tax losses and temporary differences for which no deferred income tax asset was recognized	(170,868)	(81,698)	(87,237)
Derecognization of deferred tax assets on tax losses	(40,668)	(3,137)	(23)
Additional deductible allowance for research and development expenses	2,936	6,873	8,255
Utilization of previously unrecognized tax losses	7,700	835	84
Income tax benefit	74,924	137,131	112,095

The unused tax losses for the years ended December 31, 2020 and 2021 are analyzed as follows:

	At December 31,
	2020	2021
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	1,608,337	1,982,709

The expiry dates of the unused tax losses not recognized as deferred tax assets for the years ended December 31, 2020 and 2021 are listed as follows:

	At December 31,
	2020	2021
	RMB’000	RMB’000

Year 2022	277,048	277,048
Year 2023	117,030	118,502
Year 2024	420,353	419,866
Year 2025	242,645	82,441
Year 2026	—	104,316
Year 2028	—	1,826
Year 2029	7,149	7,149
Year 2030	9,689	8,051
Year 2031	—	60,059

Notes:

10   Income tax benefit (Continued)

(a)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in Mainland China has been calculated at the tax rate of 25%, unless preferential tax rates were applicable.

Shenzhen OneConnect, Vantage Point Technology, BER Technology and Shenzhen CA as subsidiaries of the Group, were established in mainland China. They were eligible for preferential tax policies applicable for the qualification of “High and New Technology Enterprise” and were entitled to a preferential income tax rate of 15%.

(b)	Cayman Islands Income Tax

The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax.

(c)	Hong Kong Income Tax

The Hong Kong income tax rate is 16.5%. No Hong Kong profits tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2019, 2020 and 2021.

(d)	Singapore Income Tax

The Singapore income tax rate is 17%. No Singapore profits tax was provided for as there was no estimated taxable profit that was subject to Singapore profits tax during the years ended December 31, 2019, 2020 and 2021.

(e)	Indonesia Income Tax

The income tax provision in respect of the Group’s operations in Indonesia was calculated at the tax rate of 0.5% on the gross revenue for the year ended December 31, 2019, and 25% on the taxable profits for the year ended December 31, 2020, and 22% on the taxable profits for the year ended December 31, 2021.

(f)	PRC Withholding Tax (“WHT”)

According to the EIT Law, distribution of profits earned by PRC companies since January 1, 2008 to overseas investors is subject to withholding tax of 5% or 10%, depending on the region of incorporation of the overseas investor, upon the distribution of profits to overseas-incorporated immediate holding companies.

During the years ended December 31, 2019, 2020 and 2021, no deferred income tax liability on WHT was accrued because the subsidiaries of the Group were loss making.